Goodwill and other intangible assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 8,002	$ 8,006	$ 5,728
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Assets acquired	0	0
Intangible assets written off	0	0
Amortization expense	8,000	8,000	5,700
Foreign currency translation increase (decrease) in net carrying amount	3,400	$ 1,300	$ 1,700
Estimated aggregate amortization expense, next twelve months	8,700
Estimated aggregate amortization expense, year two	8,700
Estimated aggregate amortization expense, year three	8,700
Estimated aggregate amortization expense, year four	8,100
Estimated aggregate amortization expense, year five	$ 7,100